Investment Securities (Net Realized Gains (Losses) on Sales of Equity Securities and Net Unrealized Gains (Losses) on Equity Securities still held) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Investments, Debt and Equity Securities [Abstract]
Net gains (losses) recognized during the period	¥ (474,755)	¥ 689,090
Net gains (losses) recognized during the period on equity securities sold during the period	(97,385)	19,247
Net unrealized gains (losses) recognized during the reporting period still held at the reporting date	¥ (377,370)	¥ 669,843